Related party transactions and Directors' remuneration - Loans and deposits outstanding (Details) - Key Management Personnel and persons connected to them [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Loans outstanding beginning balance		£ 14.6	£ 4.8
Loans issued during the year	[1]	0.1	12.6
Loan repayments during the year/change of key management personnel	[2]	(14.7)	(2.8)
Loan outstanding ending balance		0.0	14.6
Deposits outstanding beginning balance		2.9	6.9
Deposits received during the year	[3]	11.5	17.4
Deposits repaid during the year/change of key management personnel	[4]	(10.2)	(21.4)
Deposits oustanding ending balance		£ 4.2	£ 2.9

[1]	Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel
[2]	Includes loan repayments by existing Key Management Personnel and loans to former Key Management Personnel
[3]	Includes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel
[4]	Includes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel